Investments (Equity Method Investments) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Carrying value	$ 3,428,633	$ 2,626,200
Equity in earnings	127,446	(20,310)	37,935
General Finance Incorporated (GFI) [Member]
Schedule of Equity Method Investments [Line Items]
Carrying value	3,428,633	2,626,200
Ownership percentage	19.34%	14.92%
Cash dividends received	5,623	5,623
Undistributed earnings	837,519	710,074
Difference between carrying amount and the underlying equity in net assets	172,654	275,256
Equity in earnings	127,446	(20,310)	37,935
Brick purchases from GFI	$ 900,000	$ 1,000,000	$ 1,000,000